LONG-TERM ACCOUNTS RECEIVABLE (Details)	12 Months Ended
	Sep. 30, 2023 USD ($) customer	Sep. 30, 2023 CNY (¥) customer	Sep. 30, 2022 USD ($)	Sep. 30, 2023 CNY (¥)
LONG-TERM ACCOUNTS RECEIVABLE
Long-term accounts receivable	$ 5,527,682		$ 7,522,188
Number of customers whose accounts receivable are sold | customer	144	144
Aggregated amount of accounts receivable sold | ¥		¥ 65,776,506
Amount payable by buyer of accounts receivable | ¥				¥ 62,487,681
Percentage of transferred accounts receivable value payable by buyer	95.00%	95.00%
Gain on accounts receivable factoring	$ 1,630,442		1,602,500
Long term deposit	9,830,000
Interest expense of accounts receivable factoring	359,051		1,151,453
Interest expense	$ 359,051		$ 1,151,453